Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Long-term Liabilities
Advances in aid of construction (a)	$ 63,703	$ 62,683
Environmental remediation obligation (b)	55,621	54,322	$ 47,202
Asset retirement obligations (c)	43,291	44,166	$ 18,486
Customer deposits (d)	29,974	28,529
Unamortized investment tax credits (e)	17,491	17,839
Deferred credits (f)	42,711	21,168
Preferred shares, Series C (g)	13,418	14,718
Other (h)	39,710	45,434
Other Liabilities	305,919	288,859
Less: current portion	(42,337)	(46,754)
Other long-term liabilities	263,582	242,105
Transfers from advances in aid of construction to contributions in aid of construction	3,687	10,498
Estimated environmental remediation costs	59,181	57,292
Accrual for environmental loss contingencies to be incurred over next three years	$ 36,611
Accrual for environmental loss contingencies, payment period	27 years
Amount of regulatory assets	$ 450,474	441,526
Minimum
Other Long-term Liabilities
Other liability repayment period	5 years
Accrual environmental cost	2.50%
Maximum
Other Long-term Liabilities
Other liability repayment period	40 years
Accrual environmental cost	2.80%
Environmental costs
Other Long-term Liabilities
Regulatory asset, expenditure recovery provided by regulator, time period	7 years
Amount of regulatory assets	$ 82,295	$ 82,711
Series C Preferred Stock
Other Long-term Liabilities
Preferred shares, Series C (g)	$ 13,418